Borrowed Funds	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
BORROWED FUNDS

NOTE 12: BORROWED FUNDS

The composition of borrowings (excluding subordinated loans) at December 31 is as follows:

(In thousands)	2019	2018
Short-term:
FHLB Advances	$25,138	$39,000
Total short-term borrowings	$25,138	$39,000
Long-term:
FHLB advances	$67,987	$79,534
Total long-term borrowings	$67,987	$79,534

The principal balances, interest rates and maturities of the outstanding long-term borrowings, all of which are at a fixed rate, at December 31, 2019 are as follows:

Term	Principal	Rates
(Dollars in thousands)
Advances with FHLB
Due within 1 year	$30,193	1.62 - 3.03%
Due within 2 years	25,969	1.74 - 3.10%
Due within 10 years	11,825	1.68 - 3.17%
Total advances with FHLB	$67,987
Total long-term fixed rate borrowings	$67,987

At December 31, 2019, scheduled repayments of long-term debt are as follows:

(In thousands)
2020	$30,193
2021	25,969
2022	11,000
2023	825
2024	-
Thereafter	-
Total	$67,987

The Company has access to FHLBNY advances, under which it can borrow at various terms and interest rates.  Residential mortgage loans with a carrying value of $136.9 million and FHLB stock with a carrying value of $4.8 million have been pledged by the Company under a blanket collateral agreement to secure the Company’s borrowings at December 31, 2019.  The total outstanding indebtedness under borrowing facilities with the FHLB cannot exceed the total value of the assets pledged under the blanket collateral agreement.  The Company has a $21.3 million line of credit available at December 31, 2019 with the Federal Reserve Bank of New York through its Discount Window and has pledged various corporate and municipal securities against the line. The Company has $15.0 million in lines of credit available with two other correspondent banks. $10.0 million of that line of credit is available on an unsecured basis and the remaining $5.0 million must be collateralized with investment securities. Interest on the lines is determined at the time of borrowing.